Leases - Future minimum lease payments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2022 USD ($)
Leases
Number of operating leases	4
Renewal term	2 years
Number of finance leases	4
Right-of-use assets	$ 349
Short-term lease liabilities	70
Long-term lease liabilities	$ 164
Weighted average life of operating lease	8 years
Weighted average life of finance lease	3 years
Weighted average discount rate of operating lease	8.10%
Weighted average discount rate of finance lease	8.10%
Total lease expense	$ 463	$ 385
Copier
Leases
Number of finance leases	3
Copier in westminster facility
Leases
Right-of-use assets			$ 38
Short-term lease liabilities			6
Long-term lease liabilities			$ 32
Analytical equipment in laboratory facility
Leases
Number of finance leases	1
Right-of-use assets	$ 310
Short-term lease liabilities	178
Long-term lease liabilities	$ 132
Principal administrative and production facility
Leases
Option to extend	two options
Renewal term	5 years
Lease for office space at 2275 Half Day Road
Leases
Renewal term	3 years